SUBSEQUENT EVENTS (Details)						1 Months Ended			3 Months Ended	12 Months Ended
		Mar. 30, 2018 USD ($)	Mar. 26, 2018 USD ($)	Mar. 19, 2018 USD ($)	Mar. 01, 2018 shares	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jun. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	[3]	Nov. 02, 2007 shares
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount								$ 100,000				$ 105,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Common Stock, Capital Shares Reserved for Future Issuance (in Shares) | shares															1,000,000
Common Stock, Shares Authorized (in Shares) | shares									150,000,000	150,000,000	150,000,000
Due to Related Parties									$ 82,916	$ 81,058	$ 4,000
Stock Issued During Period, Value, Issued for Services										565,569	$ 286,575
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties	[1]								$ 5,416	29,064
Stock Issued During Period, Value, Issued for Services								$ 82,500		$ 99,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares								50,000		60,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares											130,000
Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of Notes									3
Debt Instrument, Face Amount									$ 72,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%			8.00%
Debt Instrument, Term									60 years
Due to Related Parties									$ 72,000 [2]	$ 556,166			$ 316,504
Improving Retail Space in Tennessee [Member] | Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties										29,064
Improving Retail Space in Tennessee, Paid After December 2017 In Shares [Member] | Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services							$ 17,648			$ 17,648
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares							36,018			36,018
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of Notes						2
Debt Instrument, Face Amount						$ 42,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Term						60 years
Subsequent Event [Member] | SEC Counsel [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					15,000
Subsequent Event [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%	8.00%
Due to Related Parties		$ 20,000	$ 40,000	$ 12,000
Debt Instrument, Payment Terms		60 days	60 days	60 days
Subsequent Event [Member] | Pursuant to Licensing Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares					2,000
Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount								$ 400,000
Promissory Note #1 [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount									12,000
Promissory Note #1 [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount						$ 10,000
Promissory Note #2 [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount									$ 40,000
Promissory Note #2 [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount						$ 32,000
The 2018 Plan [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares) | shares							1,000,000
Common Stock, Shares Authorized (in Shares) | shares							500,000
The 2018 Plan [Member] | Maximum [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in Shares) | shares							5,000,000

[1]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as leasehold improvements in the Company's consolidated balance sheets. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid in February 2018 through issuance of 36,018 shares of the Company's common stock to the director and $6,000 was paid to the director.
[2]	In March 31, 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note.
[3]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.